Inventories (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 18,409	$ 16,971	$ 0
Finished goods	113,065	40,312
Inventory net	$ 131,474	57,283
Work in progress		0	0
Finished goods		1,221,345	1,487,683
Total inventory net		$ 1,238,316	$ 1,487,683